CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES (Note 12d)	$ 5,414	$ 1,404	$ 1,086
COST OF REVENUES	527	453	491
GROSS PROFIT	4,887	951	595
OPERATING EXPENSES:
Research and development (Note 12e)	3,557	1,086	1,202
Selling, general and administrative (Note 12f)	2,964	1,221	953
TOTAL OPERATING EXPENSES	6,521	2,307	2,155
OPERATING LOSS	1,634	1,356	1,560
FINANCE EXPENSES, net (Note 12g)	9,844	1,075	609
INCOME TAX (Note 10)	6
NET LOSS FOR THE YEAR	$ 11,484	$ 2,431	$ 2,169
LOSS PER SHARE BASIC AND DILUTED (Note 2o)	$ 0.79	$ 0.22	$ 0.20
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	14,512	11,285	11,003